SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenues	$ 9,351	[1],[2]	$ 2,685	$ 1,068
Revenues from services [member]
IfrsStatementLineItems [Line Items]
Revenues	1,364		1,548	801
Revenues from leasing [member]
IfrsStatementLineItems [Line Items]
Revenues	341		387	267
Revenues from sales of precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues	3,958
Revenues from smart carts project [member]
IfrsStatementLineItems [Line Items]
Revenues	$ 3,688		$ 750

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.